N-2	Aug. 09, 2023
Cover [Abstract]
Entity Central Index Key	0000924822
Amendment Flag	false
Securities Act File Number	001-14124
Document Type	8-K
Entity Registrant Name	MILLER INDUSTRIES INC /TN/
Entity Address, Address Line One	8503 Hilltop Drive
Entity Address, City or Town	Ooltewah
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37363
City Area Code	423
Local Phone Number	238-4171
Entity Emerging Growth Company	false